Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Schedule Of Accounts Receivable Abstract
Accounts receivable	$ 20,201,182	$ 24,364,198
Accounts receivable – related parties		3,981,697
Less: allowance for doubtful accounts	(3,117,300)	(3,066,937)
Accounts receivable, net	$ 17,083,882	$ 25,278,958